Cryptocurrency	12 Months Ended
Dec. 31, 2022
Crypto Currency [Abstract]
Cryptocurrency
7.	Cryptocurrency

	As of December 31
	2021	2022
Gross carrying amount	21,371	104,997
Less: Impairment of cryptocurrency	(1,061)	(17,724)
Net	20,310	87,273

Additional information about cryptocurrency consists of the following:

	For the years ended December 31,
	2021	2022
Beginning balance	—	20,310
Revenue recognized on acceptance of cryptocurrency	21,688	238,596
Cost of revenues recognized on payment of cryptocurrency	—	(56,877)
Proceeds from disposal of cryptocurrency	—	(64,806)
Realized loss on disposal of cryptocurrency	—	(1,167)
Impairment of cryptocurrency	(1,061)	(52,959)
Foreign currency translation adjustment	(317)	4,176

Ending balance	20,310	87,273